Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Assets
Cash and cash equivalents	$ 15,962	$ 21,216
Accounts receivable, net of allowance for doubtful accounts of $87 and $133, respectively	5,005	6,588
Federal and state taxes receivable	0	290
Inventory of parts and supplies	903	949
Prepaid tires on equipment	1,414	1,616
Prepaid taxes and licenses	522	536
Prepaid insurance	2,444	2,895
Prepaid expenses, other	291	334
Total current assets	26,541	34,424
Land	2,782	2,597
Buildings	5,878	5,847
Equipment	74,544	82,888
Property, plant and equipment, at cost	83,204	91,332
Less accumulated depreciation	52,805	57,765
Net property, plant and equipment	30,399	33,567
Operating lease right-of-use assets	2,964	0
Goodwill	3,637	3,431
Intangible assets, net	957	701
Other assets, net	171	170
Total assets	64,669	72,293
Liabilities and Shareholders' Equity
Accounts payable	2,679	3,184
Federal and state income taxes payable	284	0
Accrued payroll and benefits	3,156	3,906
Accrued insurance	1,210	1,339
Accrued liabilities, other	1,281	398
Operating lease liabilities, current portion	1,065	0
Total current liabilities	9,675	8,827
Operating lease liabilities less current portion	2,073	0
Deferred income taxes	5,087	6,237
Accrued insurance	1,886	1,339
Other liabilities	900	1,093
Commitments and contingencies (Note 11)
Shareholders' Equity:
Preferred stock, 5,000,000 shares authorized, of which 250,000 shares are disignated Series A Junior Participating Preferred Stock; $0.01 par value; none issued and outstanding	0	0
Common stock, $.10 par value; (25,000,000 shares authorized; 3,377,279 and 3,351,329 shares issued and outstanding, respectively)	338	335
Capital in excess of par value	38,670	38,099
Retained earnings	5,935	16,235
Accumulated other comprehensive income, net	105	128
Total shareholders' equity	45,048	54,797
Total liabilties and shareholders' equity	$ 64,669	$ 72,293